Transfer of Financial Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended			12 Months Ended
	Mar. 31, 2014 Pictures JPY (¥)	Mar. 31, 2014 Japanese national government bonds JPY (¥)	Mar. 31, 2013 Japanese national government bonds JPY (¥)	Mar. 31, 2012 Japanese national government bonds JPY (¥)	Mar. 31, 2014 European Subsidiaries JPY (¥)	Mar. 31, 2013 European Subsidiaries USD ($)	Mar. 31, 2014 U.S. Subsidiary JPY (¥)	Mar. 31, 2013 U.S. Subsidiary JPY (¥)	Mar. 31, 2012 U.S. Subsidiary JPY (¥)	Mar. 31, 2014 Subsidiaries JPY (¥)	Mar. 31, 2013 Subsidiaries JPY (¥)	Mar. 31, 2012 Subsidiaries JPY (¥)	Mar. 31, 2014 Maximum Pictures USD ($)	Mar. 31, 2014 Maximum Japanese national government bonds JPY (¥)	Mar. 31, 2014 Maximum European Subsidiaries JPY (¥)	Mar. 31, 2014 Maximum U.S. Subsidiary USD ($)	Mar. 31, 2014 Maximum Subsidiaries JPY (¥)
Sale of Receivables [Line Items]
Aggregate trade accounts receivables eligible for sale, maximum													$ 596	¥ 57,990	¥ 216,000	$ 150	¥ 24,000
Deferred proceeds	22,188						6,405	4,462
Recognized gain within other income from sales of accounts receivable	1,394
Trade accounts receivable, maximum original due date														190 days	190 days		180 days
Trade accounts receivable sold	¥ 53,720	¥ 75,808	¥ 105,888	¥ 126,513	¥ 337,442	$ 66,020	¥ 247,863	¥ 355,872	¥ 476,855	¥ 1,950	¥ 89,700	¥ 130,060